Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Description of Plan

NOTE 1 - DESCRIPTION OF PLAN

The following description of the Peapack Private Employees’ Savings and Investment Plan (“the Plan”) provides only general information. Participants should refer to the Plan agreement for a complete description of the Plan’s provisions. Effective January 15, 2024, the Plan changed the administrator from Prudential Retirement Insurance & Annuity Company ("PRIAC") to Fidelity Management and Research Company ("FMR").

General: The Plan is a participant-directed, tax-qualified defined contribution plan covering all full-time employees of the Peapack Private who have met the eligibility requirements, as defined below. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”). Effective January 1, 2025, the Peapack-Gladstone Bank changed its name to Peapack Private Bank & Trust ("the Bank").

Contributions: The Plan has an automatic enrollment feature. If an employee does not elect to enroll within 35 days from their date of hire, they will automatically be enrolled at 6% the first day of the following month of employment. The Plan includes an automatic deferral feature. Accordingly, the Employer will automatically withhold a portion of the participant’s base compensation from his or her pay each payroll period and contribute that amount to the Plan as a pre-tax 401(k) deferral unless the participant makes a contrary election. The automatic deferral percentage will increase by 1% per year up to a maximum of 10% of compensation. Participants are eligible to participate for purposes of elective deferrals when they have attained the age of 21. The participant will become eligible on the first day of the following month of employment. Prior to January 15, 2024, participants were eligible to participate for purposes of elective deferrals when they had attained the age of 21 and had completed one quarter of a year of service. A ‘year of service’ is defined as 1,000 hours in a 12-consecutive month period beginning with the participant’s hire date. Each year, participants may contribute up to 92% of base compensation, as defined in the Plan, up to the Internal Revenue Service (“IRS”) limit of $23,500 for 2025. Participants may also contribute amounts representing distributions from other qualified defined benefit or contribution plans in the form of rollovers. If a participant is at least age 50 or will attain age 50 before the end of a calendar year, then the participant may elect to defer additional amounts in whole percentage amounts (called "catch-up contributions") to the plan for that year. The additional amounts may be deferred regardless of any other limitations on the amount that the participant may defer to the plan. The maximum "catch-up contribution" that a participant can make in 2025 was $7,500. After 2025, the maximum may increase for cost-of-living adjustments. Any "catch-up contributions" that a participant makes will not be taken into account in determining any Employer matching contribution made to the Plan.

Participants who have attained the age of 21 shall be eligible to participate with respect to a match contribution (the “Match Contributions”) as of the date the participant has satisfied such requirement. Prior to January 15, 2024, participants were eligible to participate with respect to a match contribution when they had attained the age of 21 and had completed one quarter of a year of service. A ‘year of service’ is defined as 1,000 hours in a 12-consecutive month period beginning with the participant’s hire date. The Bank shall contribute for each payroll period on behalf of each participant, an amount equal to 50% of salary reduction deferrals made on behalf of the participant, up to 6% of the participant’s compensation. For 2025, the Bank contributed $2,723,865 to the Plan through the Match Contribution. For 2025, the Bank contributed $1,314,471 to the Plan through the Profit Sharing Contribution.

NOTE 1 - DESCRIPTION OF PLAN (Continued)

Each year, the Bank may elect, at its discretion, to make contributions to the Plan for those participants who have attained the age of 21 and are employed by the Bank on the last day of the Plan year (the “Profit Sharing Contribution”). Prior to January 15, 2024, participants were eligible to participate in a Profit Sharing Contribution when they had completed one year of service and were employed by the Bank on the last day of the Plan year. A ‘year of service’ is defined as 1,000 hours in a 12-consecutive month period beginning with the participant’s hire date. The Bank did not make a Profit Sharing Contribution to the Plan in 2025.

Each year, the Bank may elect, at its discretion, to make contributions to the Plan for those participants who were participants in the Peapack Private Employees’ Retirement Plan (“Pension Plan”) as of May 12, 2008 (“Determination Date”). The Bank did not make an “Age and Service” Contribution to the Plan in 2025.

Each year, the Bank may elect, at its discretion, to make contributions to the Plan for those participants who were participants in the Pension Plan as of the Determination Date. The Bank did not make an “Enhanced Contribution” to the Plan in 2025.

Each year, the Bank may elect, at its discretion, to make a Qualified Non-Elective Contribution (“QNEC Contribution”) to all eligible participants. A QNEC Contribution of $1,769,532 was made in 2025 based upon employee compensation for 2024. While no QNEC Contribution has been determined at this time related to 2025, the Bank may choose to make this contribution at a later date.

Participant Accounts: Each participant’s account is credited with the participant’s contribution and allocation of (a) the Bank’s contributions and (b) Plan earnings and is charged with his or her withdrawals and an allocation of administrative expense. Allocations are based on participant earnings or account balances, as defined in the Plan. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Each participant directs the investment of his or her account to any of the investment options available under the Plan.

Vesting: Participants are immediately vested in their contributions, plus actual earnings or losses thereon. Vesting in the matching and non-matching employer contributions portion of their accounts, plus actual earnings or losses thereon, is based on years of continuous service, as defined in the Plan. A participant is 100% vested after three years of continuous service.

Payment of Benefits: On termination of service due to death, disability, or retirement, a participant may elect to receive either a lump-sum amount equal to the value of the participant’s vested interest in his or her account, or equal periodic installments. For termination of service due to other reasons, a participant may receive the value of the vested interest in his or her account as a lump-sum distribution. In-service withdrawals are permitted upon attainment of age 59&1/2 or for hardship purposes.

NOTE 1 - DESCRIPTION OF PLAN (Continued)

Forfeitures: Forfeitures of employer contributions arising from the termination of members who were not fully vested shall be used to offset future employer contributions and may first be used to pay administrative expenses. Nonvested portions of participant accounts are considered to be forfeited as of the last day of the plan year in which the later of the one-year break-in-service or distribution occurs. At December 31, 2025 and 2024, forfeited non-vested accounts totaled $86,248 and $55,084, respectively. These accounts will be used to pay future plan expenses or reduce employer contributions. During the year ended December 31, 2025, forfeited amounts totaled $82,212 and earnings on the forfeiture account totaled $1,763. Total forfeitures used to pay administrative expenses totaled $21,818.

Notes Receivable from Participants (“Loans”): Participants may borrow from their fund accounts up to maximum equal to the lesser of $50,000 or 50% of their vested account balance. Loan transactions are treated as a transfer to (from) the investment funds from (to) the loan fund. Loan terms range from one to five years or longer for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates as determined quarterly by the Plan administrator. Principal and interest is paid ratably through monthly payroll deductions.

Administrative Expenses: Generally, the administrative expenses can be paid by the Bank or through the application of plan forfeitures. Other administrative, trust, and audit fees are paid by the Plan and are also included in administrative expenses. Investment related expenses are included in net appreciation in fair value of investments.